Subsequent Events (FY) (Details) - USD ($)					1 Months Ended		3 Months Ended					6 Months Ended	12 Months Ended
	Sep. 20, 2020	Aug. 26, 2020	Aug. 15, 2020	Aug. 13, 2020	Mar. 31, 2019	Feb. 28, 2019	Jun. 30, 2020	Mar. 31, 2020	Mar. 25, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2020	Dec. 13, 2019
Subsequent Event [Abstract]
Conversion of short term notes and convertible notes payable							$ 90,745	$ 263,984		$ 180,000	$ 266,667	$ 354,729		$ 0
Consulting agreement period					3 months	3 months
Subsequent Event [Member]
Subsequent Event [Abstract]
Proceeds from issuance of shares (in shares)		$ 1,125,000	$ 18,685,000	$ 4,900,000
Common stock issued upon conversion of short term notes payable, shares	17,499,958								1,080,322
Amount financed for purchase of equipment									$ 125,689
Number of shares granted (in shares)									100,000
Series C Convertible Preferred Stock [Member]
Subsequent Event [Abstract]
Shares issued (in shares)																0
Series C Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Abstract]
Proceeds from issuance of shares (in shares)									$ 2,250,000
Shares issued (in shares)									90
Common Stock [Member]
Subsequent Event [Abstract]
Exercise of warrants								1,000,000		17,051,769	620,000
Common stock issued upon conversion of short term notes payable, shares							759,328	1,820,461		2,475,000	3,333,334		35,550	6,395,499
Conversion of short term notes and convertible notes payable							$ 759	$ 1,820		$ 2,475	$ 3,334		$ 36,000	$ 6,396
Consulting Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Abstract]
Shares issued (in shares)								1,000,000
Additional common stock to be issued upon signing agreement															1,000,000
Consulting agreement period									6 months
Consulting Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Abstract]
Shares issued (in shares)									1,000,000
Class P Warrants | Subsequent Event [Member]
Subsequent Event [Abstract]
Exercise of warrants									1,062,811
Class P Warrants | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Abstract]
Shares issued (in shares)									1,062,811
Class L Warrants
Subsequent Event [Abstract]
Common stock issued upon conversion of short term notes payable, shares												2,579,789
Conversion of short term notes and convertible notes payable												$ 354,729
Class L Warrants | Subsequent Event [Member]
Subsequent Event [Abstract]
Exercise of warrants									416,667
Conversion of short term notes and convertible notes payable									$ 208,109
Class L Warrants | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Abstract]
Shares issued (in shares)									1,496,989